Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Software	$ 1,200,000	$ 1,200,000
Accumulated Amortization	(1,200,000)	(1,200,000)
Total